SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Vessels (Details)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Dry-dock requirement	5 years
Vessels
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Dry-docking
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years